UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        3-31-2007
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                         Denver, CO               4-23-2007
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          116
                                         -----------

Form 13F Information Table Value Total:  $   126,783
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Nasdaq 100 Shares              COMMON STOCK                     7,309,645       167,922     SOLE          SOLE        SOLE
Exxon Mobil Corporation        COMMON STOCK      91927806       6,602,856        87,513     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                     4,023,935        52,766     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102      3,903,327        94,672     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107       3,740,895        42,270     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                     3,437,941        36,315     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109      3,254,698        51,531     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      17275R102      3,225,333       126,335     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                     3,193,467        15,455     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                     2,402,754        68,709     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100        2,321,447        41,603     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                     2,207,635        43,270     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104      2,181,304        58,480     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                     2,128,353        30,104     SOLE          SOLE        SOLE
Peabody Energy Corporation     COMMON STOCK                     2,117,630        52,625     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                     2,075,214        23,633     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                     2,009,111        29,025     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                     1,958,663        32,020     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                     1,952,455        49,517     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103      1,943,103        54,952     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100      1,894,855        25,620     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108      1,876,589        47,605     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106       1,831,339        56,090     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109      1,697,475        26,115     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101      1,687,490        29,251     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                     1,594,423        29,090     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                     1,587,308        38,415     SOLE          SOLE        SOLE
Apple Computer Inc             COMMON STOCK                     1,554,849        16,735     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                     1,433,428        28,830     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                     1,407,744        30,080     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                     1,368,270        55,418     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101      1,340,077        26,102     SOLE          SOLE        SOLE
Google Inc Class A             COMMON STOCK                     1,317,210         2,875     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                     1,217,646        18,438     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107       1,212,036        28,200     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                     1,160,600        17,500     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104      1,091,389        39,160     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101      1,070,876        31,103     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109      1,024,309        17,285     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101      1,000,434        15,740     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104        999,116        26,348     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107        983,869        26,845     SOLE          SOLE        SOLE
EMC Corp Mass                  COMMON STOCK      268648102        968,891        69,956     SOLE          SOLE        SOLE
Enerplus Res FD                COMMON STOCK                       935,173        22,150     SOLE          SOLE        SOLE
Franklin Resources Inc.        COMMON STOCK      354613101        924,350         7,650     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108        898,105        32,352     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105        886,435        28,375     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                       873,572        13,716     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109        838,869        18,280     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104        810,015        13,442     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                       769,406        26,940     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                       768,584        10,060     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                       756,800         4,300     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104         754,208        11,648     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102        742,982         8,699     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104        739,082        10,360     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105        692,762         9,064     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104        690,948        16,035     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                       681,954        18,200     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                       645,563        13,750     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101         643,592        18,985     SOLE          SOLE        SOLE
Diageo PLC ADR                 COMMON STOCK                       640,315         7,910     SOLE          SOLE        SOLE
Vodafone Group New ADR         COMMON STOCK                       612,838        22,816     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                       611,672        18,330     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                       611,356         6,853     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK      4.28236E+11      601,699        14,990     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108         563,958        11,640     SOLE          SOLE        SOLE
Water Resources ETF            COMMON STOCK                       548,458        29,345     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                       543,735        12,645     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100        540,843        28,272     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                       532,092         8,827     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103        500,274        19,805     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106        498,615        14,482     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107        490,502         9,260     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                       469,365       166,100     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106        455,244         8,850     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                       426,807        11,217     SOLE          SOLE        SOLE
General Mills Inc.             COMMON STOCK      370334104        417,146         7,165     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                       412,283         5,240     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                       411,148         9,480     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001      406,584         5,884     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106        400,084         8,155     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                       398,296        11,575     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                       388,297         5,124     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102        380,481         7,930     SOLE          SOLE        SOLE
Bard C R Incorporated          COMMON STOCK                       370,119         4,655     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100        359,376         7,487     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                       359,307         3,700     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102        357,003         9,717     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                       356,644        24,478     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                       337,746         7,240     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109         337,272         5,980     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107         335,692         7,600     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106        310,437        15,300     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101        292,866         3,107     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                       288,591         3,050     SOLE          SOLE        SOLE
Powershares CleanTech ETF      COMMON STOCK                       287,880        11,032     SOLE          SOLE        SOLE
Lifepoint Hospitals Inc        COMMON STOCK                       277,477         7,260     SOLE          SOLE        SOLE
McDonald's                     COMMON STOCK                       272,462         6,048     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                       265,650         5,000     SOLE          SOLE        SOLE
Nike Inc. Cl B                 COMMON STOCK      654106103        261,931         2,465     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107         254,092         3,780     SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                       253,092         4,025     SOLE          SOLE        SOLE
Heinz H J Co                   COMMON STOCK      423074103        241,113         5,117     SOLE          SOLE        SOLE
Sector Spdr Health Fund        COMMON STOCK                       229,157         6,810     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                       228,756         7,710     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                       228,400         8,000     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103        210,850         5,000     SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK      681919106        209,777         2,049     SOLE          SOLE        SOLE
Spectra Energy Corp            COMMON STOCK                       204,906         7,800     SOLE          SOLE        SOLE
Wilderhill Clean Energy ETF    COMMON STOCK                       199,195        10,545     SOLE          SOLE        SOLE
Cree Inc                       COMMON STOCK                       190,113        11,550     SOLE          SOLE        SOLE
M R V Communications Inc       COMMON STOCK                        35,784        10,080     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                         2,520        16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                            25        50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                             0        35,000     SOLE          SOLE        SOLE